Expected Expiry Dates of NOI's (Detail) - United States $ in Thousands	Dec. 31, 2016 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 50,587
Federal | Expiring 2017-2018
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	226
Federal | Expiring 2021-2034
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	34,735
Federal | Expiring 2035-2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	15,626
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	50,168
State | Expiring 2021-2034
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	29,049
State | Expiring 2035-2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 21,119